Convertible Debt - Schedule of Convertible Notes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Convertible Notes [Line Items]
Face value Balance	$ 1,000,000
Carrying Amount at Fair value Balance	1,021,000
Face Value Repayments of convertible promissory notes	(600,000)
Carrying Amount at Fair value Repayments of convertible promissory notes	(600,000)
Face Value Change in fair value of convertible promissory notes
Carrying Amount at Fair value Change in fair value of convertible promissory notes	(21,000)	$ 528,210
Face Value Balance	400,000
Carrying Amount at Fair value Balance	$ 400,000